Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended	9 Months Ended	20 Months Ended
	Oct. 20, 2025	Oct. 16, 2025	Oct. 01, 2025	Sep. 30, 2025	Sep. 30, 2025	Jul. 31, 2025
ATM offering
Subsequent Events
Shares issued (in shares)			91,500	1,673,975	1,673,975
Net proceeds			$ 0.3	$ 4.9	$ 4.9	$ 50.0
Major Ordinary Share Transactions | ATM offering
Subsequent Events
Shares issued (in shares)			747,500
Sale of stock per share			$ 4.28
Gross proceeds			$ 3.2
Net proceeds			$ 3.1
Major Ordinary Share Transactions | Public Offering
Subsequent Events
Shares issued (in shares)	29,885,057
Sale of stock per share	$ 4.35
Gross proceeds	$ 130.0
Net proceeds	$ 122.2
Major Ordinary Share Transactions | Underwriters Option to Purchase Up to Additional Shares
Subsequent Events
Shares issued (in shares)	4,482,758
Underwritten public offering exercisable period		30 days